Shareholders' capital - Schedule of Fair Value of Share Options Granted (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Equity [Abstract]
Risk-free interest rate	3.40%
Expected volatility	26.80%
Expected dividend paid	8.60%
Expected life	5 years 6 months
Weighted average grant date fair value per option (in USD per share)	$ 1.04